Leases	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Leases	Leases
The Group leases office and laboratory facilities in Schlieren, Switzerland. These leases generally have terms between 2 and 10 years and contain extension or terminations options exercisable by the Group up to one year before the end of the non‑cancellable contract period. These terms are used to maximize operational flexibility in terms of managing contracts. The options to extend are held by the Company and the termination options are held both by the Company and the lessor. As of December 31, 2020, the Group exercised the option to extend the lease on its facilities in Schlieren by five years with a new lease term ending on December 31, 2026.The earliest contractual termination date for both the lessor and the Group on the major real estate lease is December 31, 2025. For information about the right-of use assets please also see note 6.
Set out below are the carrying amounts of the lease liabilities and the movements during the period:

in CHF thousands	2021	2020
as at January 1,	7,218	2,545
Additions / new leases	—	—
Remeasurements (1)	—	5,924
Recognition of interest on lease liabilities	53	24
Payments	(1,232)	(1,275)
Balance as at December 31,	6,039	7,218

Current	1,189	1,179
Non-current	4,850	6,039
Balance as at December 31,	6,039	7,218

(1) The remeasurement consists of a net reduction of TCHF 60 (related to the return of number of parking spaces) and an increase of TCHF 5,984 related to the extension of the lease for another 5 years until December 31, 2026
The following are the expense amounts recognized in the consolidated statement of comprehensive loss.

in CHF thousands	2021	2020	2019
Depreciation on right-of-use assets	1,200	1,256	1,247
Interest expense on lease liabilities	53	24	27
Short term leases	—	—	2
Total amount recognized in profit or loss	1,253	1,280	1,276
The total cash outflow for leases for the twelve months ending December 31, 2021 amounted to TCHF 1,232 (twelve months ending December 31, 2020 TCHF 1,275; twelve months ending December 31, 2019 TCHF 1,266).

Contractual maturities of financial liabilities at December 31, 2021 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cashflows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	3,696	—	6,160	6,039

Contractual maturities of financial liabilities at December 31, 2020 in CHF thousands
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total contractual cashflows	Carrying Amount lease liabilities
Lease liabilities	1,232	1,232	3,696	1,232	7,392	7,218